General Information	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
General Information
2.5.1	General Information
The Company is a clinical-stage biopharmaceutical company focused on the discovery and development of chimeric antigen receptor T cell (CAR T) therapies for cancer.
Celyad SA was incorporated on July 24, 2007 under the name “Cardio3 BioSciences”. Celyad is a limited liability company (Société Anonyme) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 2,
B-1435
Mont-Saint-Guibert, Belgium (company number 0891.118.115).
On June 8, 2020, the Company announced the launch of its corporate rebranding, including changing its name to Celyad Oncology. The new name highlights the Company’s significant progress with its next-generation CAR T programs and emphasizes its commitment to cancer patients.
The Company’s ordinary shares are listed on NYSE Euronext Brussels and NYSE Euronext Paris regulated markets and the Company’s American Depositary Shares (ADSs) are listed on the Nasdaq Global Market, all under the ticker symbol CYAD.
The Company has three wholly-owned subsidiaries (together, the Group) located in Belgium (Biological Manufacturing Services SA) and in the United States (Celyad, Inc. and Corquest Medical, Inc.).
The condensed consolidated interim financial statements have been approved for issuance by the Company’s Board of Directors on August 4, 2021.
The Interim Financial Report is available to the public free of charge and upon request to the above-mentioned address or via the Company’s website (
https://celyad.com/investors/regulated-information/
).